Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EMPOWER FUNDS, INC.
Entity Central Index Key	0000356476
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Empower Core Strategies: Flexible Bond Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Empower Core Strategies: Flexible Bond Fund
Class Name	Institutional Class
Trading Symbol	MXEDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Core Strategies: Flexible Bond Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Core Strategies: Flexible Bond Fund (Institutional Class/MXEDX)	$ 46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Material Change Date	Jan. 01, 2025
Net Assets	$ 1,318,000,000
Holdings Count | Holding	1,000
Advisory Fees Paid, Amount	$ 2,400,000
Investment Company, Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,318M
Total number of portfolio holdings	1,000
Total advisory fee paid	$ 2.4M
Portfolio turnover rate as of the end of the reporting period	58%
Average Credit Quality	A1
Weighted Average Maturity	13 years
Effective Duration	5.42 years

Holdings [Text Block]
Graphical Representation of Holdings
The tables below
show
the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
United States Treasury Note/Bond 3.75%	3.40%
United States Treasury Note/Bond 4.00%	2.72%
United States Treasury Note/Bond 4.25%	2.49%
United States Treasury Note/Bond 4.00%	2.36%
United States Treasury Note/Bond 4.75%	2.34%
United States Treasury Note/Bond 4.25%	1.78%
United States Treasury Note/Bond 4.63%	1.71%
United States Treasury Note/Bond 4.38%	1.50%
United States Treasury Note/Bond 4.50%	1.42%
United States Treasury Note/ Bond 4.75%	1.40%
CREDIT RATING ALLOCATION
(a)
(a) Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.

Credit Quality Explanation [Text Block]	Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.
Largest Holdings [Text Block]
Top Ten Holdings
United States Treasury Note/Bond 3.75%	3.40%
United States Treasury Note/Bond 4.00%	2.72%
United States Treasury Note/Bond 4.25%	2.49%
United States Treasury Note/Bond 4.00%	2.36%
United States Treasury Note/Bond 4.75%	2.34%
United States Treasury Note/Bond 4.25%	1.78%
United States Treasury Note/Bond 4.63%	1.71%
United States Treasury Note/Bond 4.38%	1.50%
United States Treasury Note/Bond 4.50%	1.42%
United States Treasury Note/ Bond 4.75%	1.40%

Material Fund Change [Text Block]
Material Fund
Changes
This is a summary of
certain
changes and planned
changes
to to the Fund since January 1,
2025
. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026 at
https://www.empower.com/investments/empower-funds/fund-documents or upon
special
request at
1-866-831-7129
.
On July 2, 2025 the Funds declared and paid
distributions
to
shareholders
from net investment
income
.

Material Fund Change Strategies [Text Block]	On July 2, 2025 the Funds declared and paid distributions to shareholders from net investment income .
Summary of Change Legend [Text Block]	This is a summary of
certain
changes and planned
changes
to to the Fund since January 1,
2025
. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026 at
https://www.empower.com/investments/empower-funds/fund-documents or upon
special
request at
1-866-831-7129
.
Updated Prospectus Phone Number	1-866-831-7129
Updated Prospectus Web Address	https://www.empower.com/investments/empower-funds/fund-documents
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Core Strategies: Flexible Bond Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Empower Core Strategies: Flexible Bond Fund
Class Name	Investor Class
Trading Symbol	MXEWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Core Strategies: Flexible Bond Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Core Strategies: Flexible Bond Fund (Investor Class/MXEWX)	$ 79	0.77%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.77%
Material Change Date	Jan. 01, 2025
Net Assets	$ 1,318,000,000
Holdings Count | Holding	1,000
Advisory Fees Paid, Amount	$ 2,400,000
Investment Company, Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,318M
Total number of portfolio holdings	1,000
Total advisory fee paid	$ 2.4M
Portfolio turnover rate as of the end of the reporting period	58%
Average Credit Quality	A1
Weighted Average Maturity	13 years
Effective Duration	5.42 years

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
United States Treasury Note/Bond 3.75%	3.40%
United States Treasury Note/Bond 4.00%	2.72%
United States Treasury Note/Bond 4.25%	2.49%
United States Treasury Note/Bond 4.00%	2.36%
United States Treasury Note/Bond 4.75%	2.34%
United States Treasury Note/Bond 4.25%	1.78%
United States Treasury Note/Bond 4.63%	1.71%
United States Treasury Note/Bond 4.38%	1.50%
United States Treasury Note/Bond 4.50%	1.42%
United States Treasury Note/Bond 4.75%	1.40%
CREDIT RATING ALLOCATION
(a)
(a) Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.

Credit Quality Explanation [Text Block]	Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.
Largest Holdings [Text Block]
Top Ten Holdings
United States Treasury Note/Bond 3.75%	3.40%
United States Treasury Note/Bond 4.00%	2.72%
United States Treasury Note/Bond 4.25%	2.49%
United States Treasury Note/Bond 4.00%	2.36%
United States Treasury Note/Bond 4.75%	2.34%
United States Treasury Note/Bond 4.25%	1.78%
United States Treasury Note/Bond 4.63%	1.71%
United States Treasury Note/Bond 4.38%	1.50%
United States Treasury Note/Bond 4.50%	1.42%
United States Treasury Note/Bond 4.75%	1.40%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes and planned changes to to the Fund since January 1, 2025. For more comprehensive information, you may review the
Fund’s
next prospectus, which we expect to be available by April 30, 2026 at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at
1-866-831-7129
.
On July 2, 2025 the Funds declared and paid distributions to shareholders from net investment income.

Material Fund Change Strategies [Text Block]	On July 2, 2025 the Funds declared and paid distributions to shareholders from net investment income.
Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to to the Fund since January 1, 2025. For more comprehensive information, you may review the
Fund’s
next prospectus, which we expect to be available by April 30, 2026 at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at
1-866-831-7129
.
Updated Prospectus Phone Number	1-866-831-7129
Updated Prospectus Web Address	https://www.empower.com/investments/empower-funds/fund-documents
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Core Strategies: Inflation-Protected Securities Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Empower Core Strategies: Inflation-Protected Securities Fund
Class Name	Institutional Class
Trading Symbol	MXEGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Core Strategies: Inflation-Protected Securities Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Core Strategies: Inflation-Protected Securities Fund (Institutional Class/MXEGX)	$ 36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Material Change Date	Jan. 01, 2025
Net Assets	$ 483,000,000
Holdings Count | Holding	119
Advisory Fees Paid, Amount	$ 700,000
Investment Company, Portfolio Turnover	105.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 483M
Total number of portfolio holdings	119
Total advisory fee paid	$ 0.7M
Portfolio turnover rate as of the end of the reporting period	105%
Average Credit Quality	Aa1
Weighted Average Maturity	7 years
Effective Duration	4.33 years

Holdings [Text Block]
Graphical Representation of
Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
U.S. Treasury Inflation Indexed Bonds TIPS 2.13%	29.76%
U.S. Treasury Inflation Indexed Bonds TIPS 1.63%	17.53%
U.S. Treasury Inflation Indexed Bonds TIPS 1.63%	14.25%
U.S. Treasury Inflation Indexed Bonds TIPS 1.88%	9.17%
U.S. Treasury Inflation Indexed Bonds TIPS 2.13%	8.32%
U.S. Treasury Inflation Indexed Bonds TIPS 0.13%	2.13%
Government National Mortgage Association 4.50%	1.30%
U.S. Treasury Inflation Indexed Bonds TIPS 1.25%	1.03%
United States Treasury Note/Bond 4.00%	0.96%
United States Treasury Note/Bond 3.88%	0.96%
CREDIT RATING ALLOCATION
(a)
(a) Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.

Credit Quality Explanation [Text Block]	Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.
Largest Holdings [Text Block]
Top Ten Holdings
U.S. Treasury Inflation Indexed Bonds TIPS 2.13%	29.76%
U.S. Treasury Inflation Indexed Bonds TIPS 1.63%	17.53%
U.S. Treasury Inflation Indexed Bonds TIPS 1.63%	14.25%
U.S. Treasury Inflation Indexed Bonds TIPS 1.88%	9.17%
U.S. Treasury Inflation Indexed Bonds TIPS 2.13%	8.32%
U.S. Treasury Inflation Indexed Bonds TIPS 0.13%	2.13%
Government National Mortgage Association 4.50%	1.30%
U.S. Treasury Inflation Indexed Bonds TIPS 1.25%	1.03%
United States Treasury Note/Bond 4.00%	0.96%
United States Treasury Note/Bond 3.88%	0.96%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes and planned changes to to the Fund since January 1, 2025. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 30,

2026 at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at
1-866-831-7129
.
On July 2, 2025 the Funds declared and paid distributions to shareholders from net investment income.

Material Fund Change Strategies [Text Block]	On July 2, 2025 the Funds declared and paid distributions to shareholders from net investment income.
Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to to the Fund since January 1, 2025. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 30,

2026 at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at
1-866-831-7129
.
Updated Prospectus Phone Number	1-866-831-7129
Updated Prospectus Web Address	https://www.empower.com/investments/empower-funds/fund-documents
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Core Strategies: Inflation-Protected Securities Fund
Shareholder Report [Line Items]
Fund Name	Empower Core Strategies: Inflation-Protected Securities Fund
Class Name	Investor Class
Trading Symbol	MXEYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Core Strategies: Inflation-Protected Securities Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Core Strategies: Inflation-Protected Securities Fund (Investor Class/MXEYX)	$ 72	0.70%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.70%
Material Change Date	Jan. 01, 2025
Net Assets	$ 483,000,000
Holdings Count | Holding	119
Advisory Fees Paid, Amount	$ 700,000
Investment Company, Portfolio Turnover	105.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 483M
Total number of portfolio holdings	119
Total advisory fee paid	$ 0.7M
Portfolio turnover rate as of the end of the reporting period	105%
Average Credit Quality	Aa1
Weighted Average Maturity	7 years
Effective Duration	4.33 years

Holdings [Text Block]
Graphical Representation of
Holdings
The tables below show the investment makeup of the Fund, representing percentage
of the total investments

of the Fund.
Top Ten Holdings
U.S. Treasury Inflation Indexed Bonds TIPS 2.13%	29.76%
U.S. Treasury Inflation Indexed Bonds TIPS 1.63%	17.53%
U.S. Treasury Inflation Indexed Bonds TIPS 1.63%	14.25%
U.S. Treasury Inflation Indexed Bonds TIPS 1.88%	9.17%
U.S. Treasury Inflation Indexed Bonds TIPS 2.13%	8.32%
U.S. Treasury Inflation Indexed Bonds TIPS 0.13%	2.13%
Government National Mortgage Association 4.50%	1.30%
U.S. Treasury Inflation Indexed Bonds TIPS 1.25%	1.03%
United States Treasury Note/Bond 4.00%	0.96%
United States Treasury Note/Bond 3.88%	0.96%
CREDIT RATING ALLOCATION
(a)
(a) Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.

Credit Quality Explanation [Text Block]	Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.
Largest Holdings [Text Block]
Top Ten Holdings
U.S. Treasury Inflation Indexed Bonds TIPS 2.13%	29.76%
U.S. Treasury Inflation Indexed Bonds TIPS 1.63%	17.53%
U.S. Treasury Inflation Indexed Bonds TIPS 1.63%	14.25%
U.S. Treasury Inflation Indexed Bonds TIPS 1.88%	9.17%
U.S. Treasury Inflation Indexed Bonds TIPS 2.13%	8.32%
U.S. Treasury Inflation Indexed Bonds TIPS 0.13%	2.13%
Government National Mortgage Association 4.50%	1.30%
U.S. Treasury Inflation Indexed Bonds TIPS 1.25%	1.03%
United States Treasury Note/Bond 4.00%	0.96%
United States Treasury Note/Bond 3.88%	0.96%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes and planned changes to to the Fund since January 1, 2025. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 30,

2026 at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at
1-866-831-7129
.
On July 2, 2025 the Funds declared and paid distributions to shareholders from net investment income.

Material Fund Change Strategies [Text Block]	On July 2, 2025 the Funds declared and paid distributions to shareholders from net investment income.
Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to to the Fund since January 1, 2025. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 30,

2026 at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at
1-866-831-7129
.
Updated Prospectus Phone Number	1-866-831-7129
Updated Prospectus Web Address	https://www.empower.com/investments/empower-funds/fund-documents
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Core Strategies: International Equity Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Empower Core Strategies: International Equity Fund
Class Name	Institutional Class
Trading Symbol	MXECX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Core Strategies: International Equity Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Core Strategies: International Equity Fund (Institutional Class/MXECX)	$ 71	0.65%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.65%
Material Change Date	Jan. 01, 2025
Net Assets	$ 1,072,000,000
Holdings Count | Holding	885
Advisory Fees Paid, Amount	$ 2,700,000
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,072M
Total number of portfolio holdings	885
Total advisory fee paid	$ 2.7M
Portfolio turnover rate as of the end of the reporting period	31%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
ASML Holding NV	1.60%
SAP SE	1.59%
Novartis AG	1.33%
EssilorLuxottica SA	1.03%
Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	1.01%
London Stock Exchange Group PLC	1.00%
Shell PLC	0.93%
Roche Holding AG	0.89%
Halma PLC	0.85%
LVMH Moet Hennessy Louis Vuitton SE	0.84%
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
ASML Holding NV	1.60%
SAP SE	1.59%
Novartis AG	1.33%
EssilorLuxottica SA	1.03%
Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	1.01%
London Stock Exchange Group PLC	1.00%
Shell PLC	0.93%
Roche Holding AG	0.89%
Halma PLC	0.85%
LVMH Moet Hennessy Louis Vuitton SE	0.84%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes and planned changes to to the Fund since January 1, 2025. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026 at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at
1-866-831-7129
.
Effective April 30, 2025, Lazard Asset Management LLC replaced Franklin Templeton Institutional, LLC as a sub-adviser.
On July 2, 2025 the Funds declared and paid distributions to shareholders from net investment income.

Material Fund Change Strategies [Text Block]	On July 2, 2025 the Funds declared and paid distributions to shareholders from net investment income.
Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to to the Fund since January 1, 2025. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026 at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at
1-866-831-7129
.
Updated Prospectus Phone Number	1-866-831-7129
Updated Prospectus Web Address	https://www.empower.com/investments/empower-funds/fund-documents
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Core Strategies: International Equity Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Empower Core Strategies: International Equity Fund
Class Name	Investor Class
Trading Symbol	MXEVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Core Strategies: International Equity Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Core Strategies: International Equity Fund (Investor Class/MXEVX)	$ 104	0.95%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.95%
Material Change Date	Jan. 01, 2025
Net Assets	$ 1,072,000,000
Holdings Count | Holding	885
Advisory Fees Paid, Amount	$ 2,700,000
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,072M
Total number of portfolio holdings	885
Total advisory fee paid	$ 2.7M
Portfolio turnover rate as of the end of the reporting period	31%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
ASML Holding NV	1.60%
SAP SE	1.59%
Novartis AG	1.33%
EssilorLuxottica SA	1.03%
Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	1.01%
London Stock Exchange Group PLC	1.00%
Shell PLC	0.93%
Roche Holding AG	0.89%
Halma PLC	0.85%
LVMH Moet Hennessy Louis Vuitton SE	0.84%
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
ASML Holding NV	1.60%
SAP SE	1.59%
Novartis AG	1.33%
EssilorLuxottica SA	1.03%
Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	1.01%
London Stock Exchange Group PLC	1.00%
Shell PLC	0.93%
Roche Holding AG	0.89%
Halma PLC	0.85%
LVMH Moet Hennessy Louis Vuitton SE	0.84%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes and planned changes to to the Fund since January 1, 2025. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026 at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at
1-866-831-7129
.
Effective April 30, 2025, Lazard Asset Management LLC replaced Franklin Templeton Institutional, LLC as a sub-adviser.
On July 2, 2025 the Funds declared and paid distributions to shareholders from net investment income.

Material Fund Change Strategies [Text Block]	On July 2, 2025 the Funds declared and paid distributions to shareholders from net investment income.
Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to to the Fund since January 1, 2025. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026 at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at
1-866-831-7129
.
Updated Prospectus Phone Number	1-866-831-7129
Updated Prospectus Web Address	https://www.empower.com/investments/empower-funds/fund-documents
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Core Strategies: U.S. Equity Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Empower Core Strategies: U.S. Equity Fund
Class Name	Institutional Class
Trading Symbol	MXEBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Core Strategies: U.S. Equity Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Core Strategies: U.S. Equity Fund (Institutional Class/MXEBX)	$ 56	0.55%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.55%
Material Change Date	Jan. 01, 2025
Net Assets	$ 671,000,000
Holdings Count | Holding	654
Advisory Fees Paid, Amount	$ 1,500,000
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 671M
Total number of portfolio holdings	654
Total advisory fee paid	$ 1.5M
Portfolio turnover rate as of the end of the reporting period	15%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Microsoft Corp	4.98%
NVIDIA Corp	4.60%
Apple Inc	3.52%
Amazon.com Inc	3.17%
Meta Platforms Inc Class A	2.26%
Broadcom Inc	1.71%
Alphabet Inc Class A	1.50%
Alphabet Inc Class C	1.23%
Tesla Inc	1.18%
Walmart Inc	1.09%
SECTOR ALLOCATION
(a) Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.

Credit Quality Explanation [Text Block]	Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.
Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp	4.98%
NVIDIA Corp	4.60%
Apple Inc	3.52%
Amazon.com Inc	3.17%
Meta Platforms Inc Class A	2.26%
Broadcom Inc	1.71%
Alphabet Inc Class A	1.50%
Alphabet Inc Class C	1.23%
Tesla Inc	1.18%
Walmart Inc	1.09%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes and planned changes to to the Fund since January 1, 2025. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 30,

2026 at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at
1-866-831-7129
.
On July 2, 2025 the Funds declared and paid distributions to shareholders from net investment income.

Material Fund Change Strategies [Text Block]	On July 2, 2025 the Funds declared and paid distributions to shareholders from net investment income.
Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to to the Fund since January 1, 2025. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 30,

2026 at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at
1-866-831-7129
.
Updated Prospectus Phone Number	1-866-831-7129
Updated Prospectus Web Address	https://www.empower.com/investments/empower-funds/fund-documents
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Core Strategies: U.S. Equity Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Empower Core Strategies: U.S. Equity Fund
Class Name	Investor Class
Trading Symbol	MXETX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Core Strategies: U.S. Equity Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Core Strategies: U.S. Equity Fund (Investor Class/MXETX)	$ 92	0.90%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.90%
Material Change Date	Jan. 01, 2025
Net Assets	$ 671,000,000
Holdings Count | Holding	654
Advisory Fees Paid, Amount	$ 1,500,000
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 671M
Total number of portfolio holdings	654
Total advisory fee paid	$ 1.5M
Portfolio turnover rate as of the end of the reporting period	15%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Microsoft Corp	4.98%
NVIDIA Corp	4.60%
Apple Inc	3.52%
Amazon.com Inc	3.17%
Meta Platforms Inc Class A	2.26%
Broadcom Inc	1.71%
Alphabet Inc Class A	1.50%
Alphabet Inc Class C	1.23%
Tesla Inc	1.18%
Walmart Inc	1.09%
SECTOR ALLOCATION
(a) Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.

Credit Quality Explanation [Text Block]	Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.
Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp	4.98%
NVIDIA Corp	4.60%
Apple Inc	3.52%
Amazon.com Inc	3.17%
Meta Platforms Inc Class A	2.26%
Broadcom Inc	1.71%
Alphabet Inc Class A	1.50%
Alphabet Inc Class C	1.23%
Tesla Inc	1.18%
Walmart Inc	1.09%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes and planned changes to to the Fund since January 1, 2025. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 30,

2026 at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at
1-866-831-7129
.
On July 2, 2025 the Funds declared and paid distributions to shareholders from net investment income.

Material Fund Change Strategies [Text Block]	On July 2, 2025 the Funds declared and paid distributions to shareholders from net investment income.
Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to to the Fund since January 1, 2025. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 30,

2026 at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at
1-866-831-7129
.
Updated Prospectus Phone Number	1-866-831-7129
Updated Prospectus Web Address	https://www.empower.com/investments/empower-funds/fund-documents
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period .